BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”)

Supplement dated September 27, 2024

to the Prospectus dated October 27, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

The Trustees of the Bridge Builder Trust (the “Trust”), on behalf of the Municipal Bond Fund, have approved an amended and restated investment sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Robert W. Baird & Co. Incorporated (“Baird”), and the Trust, on behalf of the Municipal Bond Fund, pursuant to which Baird now serves as an investment sub-adviser to the Municipal Bond Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The fifth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets to the following Sub-advisers: BlackRock Investment Management, LLC (“BlackRock”), FIAM LLC (“FIAM”), MacKay Shields LLC (“MacKay Shields”), and Robert W. Baird & Co. Incorporated (“Baird”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

2.	The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund”:

Baird’s Principal Investment Strategies

The foundation of Baird’s strategy is a focus on controlling risk. With the belief that the bond market is efficient over time in discounting interest rate risk, making interest rate timing extremely difficult to consistently forecast over time, a key tenet of Baird’s strategy is to manage its allocated portion of the Fund on a duration-neutral basis relative to its selected benchmark, the Bloomberg Municipal Bond Index (with maturities ranging from 1 – 30 years). Baird then seeks to add incremental return on a consistent basis through an in-depth, research-driven approach, identifying and capturing relative value opportunities in less efficient areas of the market. These include positioning along the yield curve on a duration-neutral basis overall, credit, sector, and subsector weightings – all relative to the benchmark – while also focusing on security selection and efficient trade execution. Typically, Baird’s strategy also seeks to have an income advantage relative to the benchmark as a means of adding incremental return.

3.	The following table is hereby added to the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund”:

Baird

Portfolio Managers	Position with Baird	Length of Service to the Fund
Duane A. McAllister, CFA	Managing Director and Co-Lead Municipal Sector/Senior Portfolio Manager	Since September 2024
Lyle J. Fitterer, CFA	Managing Director and Co-Lead Municipal Sector/Senior Portfolio Manager	Since September 2024
Gabriel G. Diederich, CFA	Senior Vice President and Portfolio Manager	Since September 2024
Erik R. Schleicher, CFA	Senior Vice President and Portfolio Manager	Since September 2024
Joseph J. Czechowicz, CFA	Senior Vice President and Portfolio Manager	Since September 2024

4.

The last paragraph under the sub-section entitled “Bridge Builder Municipal Bond Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies” is hereby deleted and replaced with the following:

The Adviser may allocate assets of the Municipal Bond Fund to the following Sub-advisers: BlackRock, FIAM, MacKay Shields, and Baird. The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

5.

The following paragraph is hereby added to the sub-section entitled “Bridge Builder Municipal Bond Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies”:

Baird’s Principal Investment Strategies

The foundation of Baird’s strategy is a focus on controlling risk. With the belief that the bond market is efficient over time in discounting interest rate risk, making interest rate timing extremely difficult to consistently forecast over time, a key tenet of Baird’s strategy is to manage its allocated portion of the Fund on a duration-neutral basis relative to its selected benchmark, the Bloomberg Municipal Bond Index (with maturities ranging from 1 – 30 years). Baird then seeks to add incremental return on a consistent basis through an in-depth, research-driven approach, identifying and capturing relative value opportunities in less efficient areas of the market. These include positioning along the yield curve on a duration-neutral basis overall, credit, sector, and subsector weightings – all relative to the benchmark – while also focusing on security selection and efficient trade execution. Typically, Baird’s strategy also seeks to have an income advantage relative to the benchmark as a means of adding incremental return.

6.

The following disclosure is hereby added as the second sentence of the second paragraph in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Management of the Funds”:

A discussion regarding the Board’s considerations in connection with the approval of the Sub-advisory Agreement of Baird for the Municipal Bond Fund will be available in the Fund’s Form N-CSR filing with the SEC for the period ending December 31, 2024.

7.	The following disclosure is hereby added to the sub-section entitled “Sub-advisers and Portfolio Managers – Municipal Bond Fund” under the section entitled “Management of the Funds”:

Baird

Baird, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as a Sub-adviser to the Municipal Bond Fund under a sub-advisory agreement with the Adviser on behalf of the Municipal Bond Fund. Baird is registered as an investment adviser with the SEC and was founded in 1919. As of June 30, 2024, Baird Advisors, the fixed income asset management team, had assets under management of approximately $142.3 billion.

Portfolio Managers:

Duane A. McAllister, CFA, Lyle J. Fitterer, CFA, Gabriel G. Diederich, CFA, Erik R. Schleicher, CFA and Joseph J. Czechowicz, CFA, have served as portfolio managers of the Municipal Bond Fund since September 2024.

Mr. McAllister is a Managing Director, Co-Lead of the Municipal Sector on the Baird Advisors team and Senior Portfolio Manager at Baird. He has 37 years of experience managing fixed income portfolios and since 1990 has exclusively managed municipal strategies. He plays a lead role in the formulation and implementation of investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. He obtained his undergraduate degree from Northern Illinois University and earned the Chartered Financial Analyst designation in 1991. He is currently a member of the CFA Institute and the CFA Society of Milwaukee. Prior to joining Baird Advisors, Mr. McAllister was a Managing Director and Senior Portfolio Manager at BMO Global Asset Management where he was the lead portfolio manager for tax-free fixed income strategies.

Mr. Fitterer is a Managing Director, Co-Lead of the Municipal Sector on the Baird Advisors team and Senior Portfolio Manager at Baird. He has 35 years of experience in the fixed income market. He began managing taxable fixed income portfolios in 1993 and since 2000 has exclusively managed municipal strategies. He plays a lead role in the formulation and implementation of investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. He obtained his undergraduate degree in Accounting from the University of North Dakota. He earned the Chartered Financial Analyst designation in 1996 and is currently a member of the CFA Institute and the CFA Society of Milwaukee. Prior to joining Baird Advisors, Mr. Fitterer served as the co-head of Global Fixed Income and the head of the Municipal Fixed Income team at Wells Fargo Asset Management.

Mr. Diederich is a Senior Vice President and Portfolio Manager at Baird. He has 21 years of experience and 9 years of experience managing fixed income portfolios, with a primary focus on the municipal market. His responsibilities include helping to set and implement investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. He obtained his undergraduate from the University of Wisconsin-Madison School of Business and his MBA from Marquette University magna cum laude. He earned the Chartered Financial Analyst designation in 2012 and is active in the CFA Society of Milwaukee. He is a member of the National Federation of Municipal Analysts and the Chicago Municipal Analysts Society. Prior to joining Baird Advisors,

Mr. Diederich was a portfolio manager at Wells Fargo Asset Management where he was responsible for managing tax-free fixed income strategies.

Mr. Schleicher is a Senior Vice President and Portfolio Manager at Baird. He has 20 years of experience and 13 years of experience managing fixed income portfolios, with a primary focus on the municipal market. His responsibilities include portfolio management, credit research and strategy development in the municipal sector. He obtained his undergraduate degree from the University of Wisconsin-Oshkosh and his MBA from the University of Wisconsin-Milwaukee. He earned the Chartered Financial Analyst designation in 2017 and is currently a member of the CFA Institute and the CFA Society of Milwaukee. Prior to joining Baird Advisors, Mr. Schleicher was a Portfolio Manager with BMO Global Asset Management where he was responsible for managing tax-free fixed income strategies and credit research.

Mr. Czechowicz is a Senior Vice President and Portfolio Manager at Baird. He has 17 years of experience and 12 years of experience managing fixed income portfolios, with a primary focus on the municipal market. His responsibilities include portfolio management, credit research and strategy development in the municipal sector. He obtained his undergraduate degree from the University of Wisconsin-Parkside and his MBA with a concentration in applied security analysis from the University of Wisconsin-Madison. He earned the Chartered Financial Analyst designation in 2017 and is a member of the CFA Institute and the CFA Society of Milwaukee. Prior to joining Baird Advisors, Mr. Czechowicz was a portfolio manager with BMO Global Asset Management where he was responsible for managing tax-free fixed income strategies and credit research.

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BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund

Supplement dated September 27, 2024

to the Statement of Additional Information (the “SAI”)

dated October 27, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

The Trustees of the Bridge Builder Trust (the “Trust”), on behalf of the Municipal Bond Fund, approved an amended and restated investment sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Robert W. Baird & Co. Incorporated (“Baird”), and the Trust, on behalf of the Municipal Bond Fund, pursuant to which Baird now serves as an investment sub-adviser to the Municipal Bond Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.	The following disclosure is hereby added to the sub-section entitled “Municipal Bond Fund” under the section of the SAI entitled “The Funds’ Investment Teams”:

Robert W. Baird & Co. Incorporated (“Baird”), 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, is the Sub-adviser for an allocated portion of the Fund pursuant to a Sub-advisory Agreement with the Adviser. Baird is wholly owned by Baird Financial Corporation (“BFC”). BFC is wholly owned by Baird Financial Group, Inc. (“BFG”). BFG is principally owned by employees of Baird. No shareholder of BFG controls BFG or indirectly controls Baird. The address of BFC and BFG is the same as Baird. BFC and BFG do not engage in any business activity other than to act as holding companies. Baird is a privately held, employee-owned firm. For its services as a Sub-adviser, Baird is entitled to receive a fee from the Municipal Bond Fund.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of June 30, 2024. Asset amounts are approximate and have been rounded.

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	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Duane A. McAllister	10	$111.1 billion	0	$0	143	$27.0 billion
Lyle J. Fitterer	10	$111.1 billion	0	$0	143	$27.0 billion
Gabriel Diederich	10	$111.1 billion	0	$0	143	$27.0 billion
Erik R. Schleicher	10	$111.1 billion	0	$0	143	$27.0 billion
Joseph J. Czechowicz	10	$111.1 billion	0	$0	143	$27.0 billion
Accounts Subject to Performance Fees
Duane A. McAllister	0	$0	0	$0	1	$1.2 billion
Lyle J. Fitterer	0	$0	0	$0	1	$1.2 billion
Gabriel Diederich	0	$0	0	$0	1	$1.2 billion
Erik R. Schleicher	0	$0	0	$0	1	$1.2 billion
Joseph J. Czechowicz	0	$0	0	$0	1	$1.2 billion

As of June 30, 2024, the above-listed portfolio managers did not beneficially own any shares of the Municipal Bond Fund.

Conflicts of Interest. The portfolio management team manages money for Baird Funds, Inc., Baird and other direct separate account relationships.

Baird manages potential conflicts of interest between a mutual fund it manages and other types of accounts through formal trade allocation policies and oversight by Baird’s investment management department and compliance department.

Allocation policies are designed to address potential conflicts of interest in situations where two or more mutual funds and/or other accounts participate in investment transactions involving the same securities.

Potential conflicts of interest that might arise from managing multiple portfolios are lessened by ensuring that equitable treatment of advisory clients both in priority of execution of orders and in the allocation of price (and commission, if applicable for situations other than step-outs and directed brokerage arrangements) is obtained in the execution of aggregated orders for the accounts of two or more advisory clients.

Compensation. Baird’s portfolio managers are compensated through a base salary and an annual incentive bonus. A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities. A portfolio manager’s bonus is determined primarily by investment performance of the accounts, including the Fund, and the revenues and overall profitability of Baird. Before-tax performance is measured relative to the appropriate benchmark’s

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long and short-term performance, measured on a one-three-five-year and since inception basis as applicable, with greater weight given to long-term performance. Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in Baird’s parent company, Baird Financial Corporation. Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by Baird.

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